Convertible Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Amortization expense		$ 754,306
Unamortized debt costs		$ 531,724
Debentures
Amortization expense	$ 255,793
Unamortized debt costs	998,986
February Note Exchange
Amortization expense	351,207
Unamortized debt costs	$ 1,445,444